Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	814,354,944.57	41,316
Yield Supplement Overcollateralization Amount 04/30/23	99,371,353.61	0
Receivables Balance 04/30/23	913,726,298.18	41,316
Principal Payments	34,226,984.28	1,301
Defaulted Receivables	891,667.42	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	94,491,137.67	0
Pool Balance at 05/31/23	784,116,508.81	39,976

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.96%
Prepayment ABS Speed	1.75%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,024,305.04	308
Past Due 61-90 days	2,100,898.25	77
Past Due 91-120 days	426,230.47	19
Past Due 121+ days	0.00	0
Total	9,551,433.76	404

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	714,989.49
Aggregate Net Losses/(Gains) - May 2023	176,677.93
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.23%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	0.46%
Third Prior Net Losses/(Gains) Ratio	0.34%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	7,057,048.58
Actual Overcollateralization	7,057,048.58
Weighted Average Contract Rate	5.01%
Weighted Average Contract Rate, Yield Adjusted	10.46%
Weighted Average Remaining Term	55.68

Flow of Funds	$ Amount
Collections	38,768,093.46
Investment Earnings on Cash Accounts	26,270.10
Servicing Fee	(761,438.58)
Transfer to Collection Account	-
Available Funds	38,032,924.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,577,479.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	7,549,241.26
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,057,048.58
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,489,156.10

Total Distributions of Available Funds	38,032,924.98

Servicing Fee	761,438.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	807,025,750.07
Principal Paid	29,966,289.84
Note Balance @ 06/15/23	777,059,460.23

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2a
Note Balance @ 05/15/23	230,355,916.09
Principal Paid	19,469,186.85
Note Balance @ 06/15/23	210,886,729.24
Note Factor @ 06/15/23	90.9621848%

Class A-2b
Note Balance @ 05/15/23	124,199,833.98
Principal Paid	10,497,102.99
Note Balance @ 06/15/23	113,702,730.99
Note Factor @ 06/15/23	90.9621848%

Class A-3
Note Balance @ 05/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	306,860,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	99,620,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	30,630,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	15,360,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,577,479.04
Total Principal Paid	29,966,289.84
Total Paid	33,543,768.88

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	1,057,717.58
Principal Paid	19,469,186.85
Total Paid to A-2a Holders	20,526,904.43

Class A-2b
One-Month SOFR	4.87227%
Coupon	5.72227%
Interest Paid	611,995.96
Principal Paid	10,497,102.99
Total Paid to A-2b Holders	11,109,098.95

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5029023
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.3416070
Total Distribution Amount	32.8445093

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.5622739
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.9768239
Total A-2a Distribution Amount	88.5390978

A-2b Interest Distribution Amount	4.8959677
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.9768239
Total A-2b Distribution Amount	88.8727916

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	251.92
Noteholders' Third Priority Principal Distributable Amount	512.58
Noteholders' Principal Distributable Amount	235.50

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	5,106,453.81
Investment Earnings	21,524.31
Investment Earnings Paid	(21,524.31)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,172,552.79	$3,953,154.56	$4,314,076.88
Number of Extensions	145	135	134
Ratio of extensions to Beginning of Period Receivables Balance	0.46%	0.42%	0.44%